Debt - Ocean and Expedition Ship Financing - Additional Information (Details) $ in Thousands, ¥ in Millions	1 Months Ended	3 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 USD ($) OceanShips	Mar. 31, 2025 USD ($)	Mar. 31, 2026 CNY (¥)	Dec. 31, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Number of ocean ships | OceanShips		12
Recognized financial liability | $	$ 5,600,078	$ 5,600,078			$ 5,501,975
Charter Financing
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	14 years
Recognized financial liability	$ 336,100	$ 336,100		¥ 2.3
SACE Financing
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity		12
Percentage of insurance policy to lenders covering of principal and interest of facility amount		100.00%
Number of ocean ships | OceanShips		12
Maximum percentage of newbuild's contract price		80.00%
Financing facility loan description		All loans that are part of the SACE Financing are for up to 80% of the newbuild’s contract price, including certain change orders, plus 100% of the export credit agency premium.
SACE Financing | Saturn Loan
Disclosure of detailed information about borrowings [line items]
Net increase (decrease) to loan balances | $		$ (11,500)	$ 23,500